ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized pension and other post-retirement benefit costs	CAD 13.9	CAD (5.4)
Foreign currency translation adjustments	9.0	0.0
Accumulated Other Comprehensive Income (Loss), Net Of Tax	CAD 22.9	CAD (5.4)	CAD 30.8